Variable interest entity (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of VIEs’ consolidated assets and liabilities

	December 31, 2022	December 31, 2021

Current assets	$1,504,164	$8,777,215
Other assets	9,008,407	7,573,750
Total assets	10,512,571	16,350,965
Total liabilities	(27,769,551)	(21,063,981)
Net assets	$(17,256,980)	$(4,713,016)

	December 31, 2022	December 31, 2021

Current liabilities:
Accounts payable	$428,049	$500,742
Bank loans - current	3,548,242	4,496,883
Other payables and accrued liabilities	1,134,344	947,980
Due to related parties	53,671	—
Other payable - intercompany	16,448,028	11,023,791
Deferred revenue	5,437,499	2,218,458
Lease liabilities	39,861	185,145
Taxes payable	653,085	1,381,440
Total current liabilities	27,742,779	20,754,439
Deferred tax liabilities	—	81,992
Bank loans - noncurrent	18,170	131,603
Lease liabilities - noncurrent	8,602	95,947
Total liabilities	$27,769,551	$21,063,981

The summarized operating results of the VIEs are as follows:

	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020

Operating revenues*	$6,093,457	$9,894,064	$14,532,941
Gross profit	2,566,055	2,520,414	9,814,848
Income (loss) from operations	(13,046,004)	(13,932,990)	4,367,697
Net income (loss)	$(13,224,939)	$(13,836,367)	$4,060,160
Net income (loss) attributable to INFOBIRD CO., LTD	(12,305,833)	(13,482,686)	3,998,274
Net income (loss) attributable to noncontrolling interest	(919,106)	(353,681)	61,886

*	During the year ended December 31, 2022, 2021 and 2020, Operating revenues include $601,777, $342,984 and nil intercompany revenue to Infobird WFOE, respectively.